UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09205

Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

85 Broad Street
New York, NY 10004
(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.

Schulte Roth & Zabel LLP

919 3rd Avenue, 24th Floor

New York, NY 10122
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2018 Fair Value
	Investments in Securities – 123.35%
	Common Stock – 123.00%
	United States – 90.37%
	Aerospace & Defense – 6.95%
134,737	The Boeing Co.		$44,177,567
100,151	General Dynamics Corp.		22,123,356
80,016	Northrop Grumman Corp.		27,935,186
72,418	Raytheon Company	(a)	15,629,253
			109,865,362
	Applications Software – 5.25%
166,519	Five9, Inc.*		4,960,601
87,991	HubSpot, Inc.*		9,529,425
750,433	Microsoft Corp.	(a)	68,492,020
			82,982,046
	Building Products - Cement / Aggregate – 1.29%
50,135	Martin Marietta Materials, Inc.	(a)	10,392,986
87,866	Vulcan Materials Co.	(a)	10,031,661
			20,424,647
	Coatings / Paint – 2.32%
93,561	The Sherwin-Williams Co.	(a)	36,687,139
	Commercial Services – 0.92%
85,737	Cintas Corp.	(a)	14,625,017
	Commercial Services - Finance – 2.41%
301,636	Global Payments, Inc.	(a)	33,638,447
78,492	TransUnion*		4,456,776
			38,095,223
	Computer Aided Design – 6.32%
149,978	Aspen Technology, Inc.*	(a)	11,831,764
1,100,834	Cadence Design Systems, Inc.*	(a)	40,477,666
571,636	Synopsys, Inc.*	(a)	47,582,981
			99,892,411

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Software – 2.67%
2,200	Dropbox, Inc., Class A*		$68,750
785,532	SS&C Technologies Holdings, Inc.	(a)	42,135,937
			42,204,687
	Computers - Integrated Systems – 0.36%
117,627	Mercury Systems, Inc.*		5,683,737
	Distribution / Wholesale – 1.04%
303,678	KAR Auction Services, Inc.	(a)	16,459,348
	E-Commerce / Products – 4.75%
51,862	Amazon.com, Inc.*		75,061,947
	Electronic Components - Semiconductors – 6.22%
89,518	Broadcom, Ltd.	(a)	21,094,917
289,371	Microchip Technology, Inc.		26,436,935
197,980	Micron Technology, Inc.*		10,322,677
560,833	Xilinx, Inc.	(a)	40,514,576
			98,369,105
	Enterprise Software / Services – 1.53%
179,556	Apptio, Inc., Class A*		5,088,617
153,985	Blackline, Inc.*		6,037,752
287,040	Coupa Software, Inc.*		13,094,765
			24,221,134
	Entertainment Software – 8.58%
851,942	Activision Blizzard, Inc.	(a)	57,472,007
413,714	Electronic Arts, Inc.*	(a)	50,158,685
287,511	Take-Two Interactive Software, Inc.*		28,112,826
			135,743,518
	Finance - Credit Card – 5.26%
265,190	Mastercard, Inc., Class A	(a)	46,450,680
306,427	Visa, Inc., Class A	(a)	36,654,798
			83,105,478
	Finance - Other Services – 5.13%
156,871	CME Group, Inc.	(a)	25,372,315

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Finance - Other Services (continued)
768,940	Intercontinental Exchange, Inc.	(a)	$55,763,529
			81,135,844
	Internet Application Software – 1.66%
394,366	Okta, Inc.*		15,715,485
220,113	Zendesk, Inc.*		10,536,809
			26,252,294
	Internet Content - Entertainment – 4.16%
332,101	Facebook, Inc., Class A*	(a)	53,066,419
439,955	Twitter, Inc.*		12,763,094
			65,829,513
	Internet Security – 0.25%
138,392	Zscaler, Inc.*		3,884,663
	Internet Telephony – 1.11%
228,161	8x8, Inc.*		4,255,203
210,232	RingCentral, Inc., Class A*		13,349,732
			17,604,935
	Machinery - Electric Utilities – 1.23%
306,578	BWX Technologies, Inc.	(a)	19,476,900
	Medical - Biomedical / Genetics – 1.40%
335,284	Adverum Biotechnologies, Inc.*		1,944,647
22,527	Blueprint Medicines Corp.*		2,065,726
202,650	Celgene Corp.*	(a)	18,078,407
			22,088,780
	REITs - Diversified – 5.32%
298,889	American Tower Corp.		43,440,527
97,127	Equinix, Inc.		40,612,684
			84,053,211

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Automobile – 0.72%
224,030	Copart, Inc.*	(a)	$11,409,848
	Retail - Discount – 2.18%
363,975	Dollar Tree, Inc.*	(a)	34,541,228
	Retail - Restaurants – 1.10%
203,757	Yum! Brands, Inc.	(a)	17,345,833
	Semiconductor Components - Integrated Circuits – 3.47%
602,303	Analog Devices, Inc.	(a)	54,887,872
	Semiconductor Equipment – 5.38%
427,625	Applied Materials, Inc.	(a)	23,780,226
188,450	Lam Research Corp.	(a)	38,285,502
501,576	Teradyne, Inc.	(a)	22,927,039
			84,992,767
	Telecommunication Services – 0.23%
231,682	Switch, Inc., Class A		3,686,061
	Telephone - Integrated – 0.40%
186,778	Zayo Group Holdings, Inc.*		6,380,337
	Therapeutics – 0.76%
147,068	Agios Pharmaceuticals, Inc.*		12,027,221
	Total United States (Cost $1,015,149,430)		$1,429,018,106

	Brazil – 0.23%
	Finance - Credit Card – 0.23%
93,137	Pagseguro Digital, Ltd., Class A*		3,569,010
	Total Brazil (Cost $2,965,920)		$3,569,010

	Canada – 0.61%
	Retail - Restaurants – 0.61%
170,258	Restaurant Brands International, Inc.	(a)	9,691,085
	Total Canada (Cost $10,113,421)		$9,691,085

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2018 Fair Value
	Common Stock – (continued)
	China – 11.20%
	E-Commerce / Products – 3.44%
296,277	Alibaba Group Holding - Sponsored ADR*	(a)	$54,378,681
	Entertainment Software – 1.19%
67,243	NetEase, Inc. - Sponsored ADR		18,854,265
	Internet Application Software – 3.23%
977,500	Tencent Holdings, Ltd.		51,013,726
	Internet Content - Information / Network – 2.64%
400,049	Sina Corp.*		41,713,109
	Retail - Restaurants – 0.70%
266,162	Yum China Holdings, Inc.		11,045,723
	Total China (Cost $133,081,360)		$177,005,504

	Finland – 0.17%
	Wireless Equipment – 0.17%
483,951	Nokia Corp. - Sponsored ADR		2,647,212
	Total Finland (Cost $2,842,857)		$2,647,212

	France – 3.85%
	Aerospace / Defense - Equipment – 2.45%
335,466	Airbus SE		38,705,407
	Entertainment Software – 1.40%
263,026	Ubisoft Entertainment SA*		22,168,501
	Total France (Cost $47,575,244)		$60,873,908

	Germany – 2.74%
	Athletic Footwear – 2.74%
179,087	adidas AG		43,318,988
	Total Germany (Cost $35,322,615)		$43,318,988

	Hong Kong – 2.14%
	Energy - Alternate Sources – 2.14%
24,113,633	China Everbright International, Ltd.		33,796,028
	Total Hong Kong (Cost $7,397,782)		$33,796,028

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		March 31, 2018 Fair Value
	Common Stock – (continued)
	Ireland – 0.08%
	Medical - Biomedical / Genetics – 0.08%
437,298	Amarin Corp. PLC - Sponsored ADR*	$1,316,267
	Total Ireland (Cost $1,926,842)	$1,316,267

	Israel – 0.50%
	Electronic Measuring Instruments – 0.50%
127,426	Orbotech Ltd.*	7,923,349
	Total Israel (Cost $6,685,972)	$7,923,349

	Japan – 10.54%
	Audio / Video Products – 2.28%
745,900	Sony Corp.	36,065,619
	Chemicals - Diversified – 0.42%
87,500	Nitto Denko Corp.	6,559,113
	Chemicals - Specialty – 1.82%
278,200	Shin-Etsu Chemical Co., Ltd.	28,766,709
	Cosmetics & Toiletries – 0.45%
112,100	Shiseido Co., Ltd.	7,176,076
	E-Marketing / Information – 0.62%
197,300	CyberAgent, Inc.	9,806,765
	Electronic Components - Miscellaneous – 0.43%
278,900	Alps Electric Co., Ltd.	6,834,380
	Entertainment Software – 1.60%
228,000	Konami Holdings Corp.	11,975,390
290,400	Square Enix Holdings Co., Ltd.	13,288,274
		25,263,664
	Finance - Other Services – 1.90%
1,625,178	Japan Exchange Group, Inc.	30,082,240
	Machine Tools & Related Products – 0.33%
124,500	THK Co., Ltd.	5,147,129
	Metal Products - Distribution – 0.69%
396,574	MISUMI Group, Inc.	10,884,257
	Total Japan (Cost $135,832,087)	$166,585,952

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2018 Fair Value
	Common Stock – (continued)
	Singapore – 0.17%
	Computer Services – 0.17%
233,717	Sea Ltd. - Sponsored ADR*	(a)	$2,633,990
	Total Singapore (Cost $3,613,488)		$2,633,990

	Taiwan – 0.40%
	Semiconductor Components - Integrated Circuits – 0.40%
145,676	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR		6,374,782
	Total Taiwan (Cost $6,526,935)		$6,374,782
	Total Common Stock (Cost $1,409,033,953)		$1,944,754,181

Par
	Convertible Bonds – 0.35%
	United States – 0.35%
	E-Commerce / Services – 0.35%
3,461,000	Booking Holdings, Inc., 0.35%, due 06/15/2020		5,565,209
	Total United States (Cost $4,002,101)		$5,565,209
	Total Convertible Bonds (Cost $4,002,101)		$5,565,209

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Total Investments in Securities (Cost $1,413,036,054) – 123.35%	$1,950,319,390
Other Liabilities in Excess of Assets – (23.35%)**	(369,187,059)
Members’ Capital – 100.00%	$1,581,132,331

(a)	Partially or wholly held in a segregated account with the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $117,018,951 invested in a U.S. Dollar Cash Reserve Account at the Bank of New York Mellon, which is 7.40% of Members’ Capital and foreign currency with a U.S. Dollar value $9,327,171 held in BNY Mellon Custody Foreign Cash Account, which is 0.59% of Members’ Capital and $74,755,598 is restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts.

At December 31, 2017, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,207,852,038 and 705,651,206, respectively.

For Federal income tax purposes, at December 31, 2017, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $485,538,450, consisting of $522,216,854 gross unrealized gain and $36,678,404 gross unrealized loss.

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts		March 31, 2018 Fair Value
		Purchased Options – 10.98%
		Equity Options – 10.97%
		Equity Call Options – 8.52%
		United States – 6.95%
		Auto - Cars / Light Trucks – 0.02%
$21,159,462	17,826	Ford Motor Co., 06/15/2018, $11.87	$320,868
		Beverages - Non-Alcoholic – 0.01%
32,810,700	6,981	The Coca-Cola Co., 06/15/2018, $47	174,525
		Commercial Services - Finance – 0.91%
17,378,400	4,456	Square, Inc., 06/15/2018, $39	5,258,080
29,036,000	7,259	Square, Inc., 09/21/2018, $40	9,146,340
			14,404,420
		Computers – 0.52%
57,735,000	3,849	Apple, Inc., 06/15/2018, $150	8,198,370
		Consumer Products - Miscellaneous – 0.03%
30,407,000	2,339	Kimberly-Clark Corp., 04/20/2018, $130	7,017
26,400,000	2,200	Kimberly-Clark Corp., 07/20/2018, $120	374,000
			381,017
		Cosmetics & Toiletries – 0.00%
86,099,000	9,308	The Procter & Gamble Co., 06/15/2018, $92.50	46,540
		Diversified Manufacturing Operations – 0.04%
22,108,400	11,636	General Electric Co., 06/15/2018, $19	46,544
23,347,500	9,339	General Electric Co., 06/15/2018, $25	9,339
26,398,400	16,499	General Electric Co., 09/21/2018, $16	626,962
			682,845
		E-Commerce / Products – 0.70%
25,984,000	224	Amazon.com, Inc., 06/15/2018, $1,160	7,145,600
13,737,000	4,579	eBay, Inc., 04/20/2018, $30	3,937,940
			11,083,540
		Electronic Components - Semiconductor – 1.22%
42,782,400	8,913	Intel Corp., 06/15/2018, $48	4,501,065
28,024,000	7,006	Micron Technology, Inc., 04/20/2018, $40	8,652,410
21,166,000	1,114	NVIDIA Corp., 09/21/2018, $190	6,037,880
			19,191,355

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts		March 31, 2018 Fair Value
		Purchased Options – (continued)
		Equity Options – (continued)
		Equity Call Options – (continued)
		United States – (continued)
		Enterprise Software / Services – 0.34%
23,394,000	2,228	Workday, Inc., 06/15/2018, $105	$5,436,320
		Entertainment Software – 0.13%
14,018,750	2,243	Activision Blizzard, Inc., 08/17/2018, $62.50	2,063,560
		Food - Miscellaneous / Diversified – 0.01%
18,144,500	3,299	General Mills, Inc., 10/19/2018, $55	148,455
		Internet Content - Entertainment – 2.55%
7,975,000	550	Facebook, Inc., 08/17/2018, $145	1,289,750
37,360,000	2,335	Netflix, Inc., 06/15/2018, $160	31,487,475
13,450,000	6,725	Twitter, Inc., 06/15/2018, $20	6,355,125
5,500,000	2,200	Twitter, Inc., 06/15/2018, $25	1,216,600
			40,348,950
		Medical - Biomedical / Genetics – 0.04%
10,761,600	4,484	Exelixis, Inc., 05/18/2018, $24	591,888
		Retail - Apparel / Shoes – 0.02%
7,700,000	2,200	The Gap, Inc., 09/21/2018, $35	330,000
		Retail - Building Products – 0.28%
37,360,000	4,670	Lowe’s Cos., Inc., 07/20/2018, $80	4,436,500
		Retail - Discount – 0.07%
18,718,000	2,674	Target Corp., 07/20/2018, $70	1,136,450
		Sector Fund - Real Estate – 0.00%
58,640,400	6,981	iShares U.S. Real Estate ETF, 06/15/2018, $84	27,924
		Sector Fund - Utility – 0.00%
26,624,700	4,671	Utilities Select Sector SPDR Fund, 06/15/2018, $57	23,355
		Semiconductor Equipment – 0.06%
4,400,000	1,100	Teradyne, Inc., 10/19/2018, $40	924,000
		Total United States (Cost $92,919,724)	$109,950,882

		Argentina – 1.06%
		E-Commerce / Services – 1.06%
29,146,000	1,121	MercadoLibre, Inc., 06/15/2018, $260	11,186,459

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts		March 31, 2018 Fair Value
		Purchased Options – (continued)
		Equity Options – (continued)
		Equity Call Options – (continued)
		Argentina – (continued)
		E-Commerce / Services – (continued)
34,680,000	1,020	MercadoLibre, Inc., 09/21/2018, $340	$5,582,460
			16,768,919
		Total Argentina (Cost $17,867,808)	$16,768,919

		China – 0.51%
		E-Commerce / Products – 0.51%
17,824,000	4,456	JD.com, Inc. - Sponsored ADR, 06/15/2018, $40	1,336,800
53,671,800	13,762	JD.com, Inc. - Sponsored ADR, 09/21/2018, $39	6,674,570
			8,011,370
		Total China (Cost $14,776,712)	$8,011,370
		Total Equity Call Options (Cost $125,564,244)	$134,731,171

		Equity Put Options – 2.45%
		United States – 2.45%
		Growth & Income - Large Cap – 0.67%
208,233,300	7,799	SPDR S&P 500 ETF Trust, 09/21/2018, $267	10,684,630
		Sector Fund - Technology – 1.78%
319,312,000	22,808	PowerShares QQQ Trust Series 1, 06/15/2018, $140	4,128,248
116,473,500	8,145	PowerShares QQQ Trust Series 1, 06/15/2018, $143	1,800,045
334,132,500	22,425	PowerShares QQQ Trust Series 1, 06/15/2018, $149	7,848,750
379,920,500	24,511	PowerShares QQQ Trust Series 1, 06/15/2018, $155	11,029,950
64,176,000	6,685	VanEck Vectors Semiconductor ETF, 05/18/2018, $96	1,310,260
43,953,000	4,485	VanEck Vectors Semiconductor ETF, 08/17/2018, $98	2,018,250
			28,135,503
		Total United States (Cost $37,166,681)	$38,820,133
		Total Equity Put Options (Cost $37,166,681)	$38,820,133
		Total Equity Options (Cost $162,730,925)	$173,551,304

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Notional Amount (USD)	Contracts		March 31, 2018 Fair Value
		Purchased Options – (continued)
		Currency Put Options – 0.01%
		United States – 0.01%
6,445,418	93,411,853	USD-CNH, 06/15/2018, $6.90	$12,655
4,241,846	58,508,226	USD-CNH, 06/15/2018, $7.25	1,535
5,337,279	78,489,401	USD-CNH, 09/14/2018, $6.80	114,585
			128,775
		Total United States (Cost $1,293,126)	$128,775
		Total Currency Put Options (Cost $1,293,126)	$128,775
		Total Purchased Options (Cost $164,024,051)	$173,680,079

ADR	American Depository Receipt
CNH	Chinese RenminbiYuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2018 Fair Value
	Securities Sold, Not Yet Purchased – 48.01%
	Common Stock – 45.56%
	United States – 36.93%
	Advertising Agencies – 0.96%
208,979	Omnicom Group, Inc.	$15,186,504
	Apparel Manufacturers – 0.49%
421,045	Hanesbrands, Inc.	7,755,649
	Auto - Cars / Light Trucks – 0.24%
338,216	Ford Motor Co.	3,747,433
	Beverages Non-Alcoholic – 1.77%
645,542	The Coca-Cola Co.	28,035,889
	Commercial Services - Finance – 2.23%
578,102	Square, Inc., Class A*	28,442,618
355,307	The Western Union Co.	6,832,554
		35,275,172
	Computer Services – 0.64%
256,284	Teradata Corp.*	10,166,786
	Consumer Products - Miscellaneous – 1.67%
239,644	Kimberly-Clark Corp.	26,391,994
	Cosmetics & Toiletries – 3.39%
676,828	The Procter & Gamble Co.	53,658,924
	Diversified Manufacturing Operations – 0.30%
356,365	General Electric Co.	4,803,800
	E-Commerce / Services – 0.25%
1,890	Booking Holdings, Inc.*	3,931,937
	Electric - Integrated – 3.01%
256,128	Consolidated Edison, Inc.	19,962,616
230,427	Duke Energy Corp.	17,851,180
219,813	The Southern Co.	9,816,849
		47,630,645
	Electronic Components - Semiconductors – 3.91%
401,636	Intel Corp.	20,917,203
28,263	NVIDIA Corp.	6,545,428

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors (continued)
329,967	Texas Instruments, Inc.	$34,280,272
		61,742,903
	Enterprise Software / Services – 1.42%
175,982	Workday, Inc., Class A*	22,369,072
	Food - Miscellaneous / Diversified – 0.69%
241,976	General Mills, Inc.	10,903,438
	Government / Agency - Short Term – 1.18%
222,823	iShares 1-3 Year Treasury Bond ETF	18,619,090
	Internet Content - Entertainment – 3.75%
200,734	Netflix, Inc.*	59,286,787
	Medical - Biomedical / Genetics – 0.18%
131,253	Exelixis, Inc.*	2,907,254
	Motorcycle / Motor Scooter – 0.52%
189,558	Harley-Davidson, Inc.	8,128,247
	Real Estate Management / Services – 0.15%
89,129	Realogy Holdings Corp.	2,431,439
	REITs - Apartments – 0.71%
68,484	AvalonBay Communities, Inc.	11,262,879
	REITs - Diversified – 0.50%
118,300	Vornado Realty Trust	7,961,590
	REITs - Health Care – 0.46%
145,766	Ventas, Inc.	7,219,790
	REITs - Office Property – 0.52%
23,411	Boston Properties, Inc.	2,884,703
54,899	SL Green Realty Corp.	5,315,870
		8,200,573
	REITs - Regional Malls – 1.00%
54,994	The Macerich Co.	3,080,764
82,448	Simon Property Group, Inc.	12,725,849
		15,806,613
	REITs - Shopping Centers – 0.77%
62,777	Federal Realty Investment Trust	7,289,037

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs - Shopping Centers (continued)
82,975	Regency Centers Corp.	$4,893,866
		12,182,903
	REITs - Storage – 1.12%
81,486	Extra Space Storage, Inc.	7,118,617
52,637	Public Storage	10,547,928
		17,666,545
	Retail - Apparel / Shoes – 0.75%
538,600	Ascena Retail Group, Inc.*	1,082,586
374,291	Chico’s FAS, Inc.	3,383,591
115,037	Tailored Brands, Inc.	2,882,827
144,085	The Gap, Inc.	4,495,452
		11,844,456
	Retail - Arts & Crafts – 0.37%
296,125	The Michaels Cos., Inc.*	5,836,624
	Retail - Automobile – 0.37%
93,491	CarMax, Inc.*	5,790,832
	Retail - Bedding – 0.16%
121,794	Bed, Bath & Beyond, Inc.	2,556,456
	Retail - Discount – 0.96%
218,897	Target Corp.	15,198,019
	Retail - Mail Order – 0.30%
89,393	Williams-Sonoma, Inc.	4,716,375
	Retail - Miscellaneous / Diversified – 0.29%
279,873	Sally Beauty Holdings, Inc.*	4,603,911
	Retail - Regional Department Stores – 0.89%
66,076	Dillard’s, Inc., Class A	5,308,546
134,224	Kohl’s Corp.	8,793,014
		14,101,560
	Retail - Restaurants – 0.67%
65,993	Starbucks Corp.	3,820,335

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Restaurants (continued)
140,365	The Cheesecake Factory, Inc.	$6,768,400
		10,588,735
	Transport - Services – 0.34%
57,562	C.H. Robinson Worldwide, Inc.	5,394,135
	Total United States (Proceeds $583,552,306)	$583,904,959

	Argentina – 0.09%
	E-Commerce / Services – 0.09%
4,078	MercadoLibre, Inc.*	1,453,358
	Total Argentina (Proceeds $1,542,223)	$1,453,358

	China – 0.78%
	Computers – 0.16%
4,894,000	Lenovo Group, Ltd.	2,500,453
	E-Commerce / Products – 0.18%
71,251	JD.com, Inc. - Sponsored ADR*	2,884,953
	Metal Processors & Fabrication – 0.16%
4,170,000	China Zhongwang Holdings, Ltd.	2,475,895
	Semiconductor Components - Integrated Circuits – 0.28%
3,377,000	Semiconductor Manufacturing International Corp.*	4,414,574
	Total China (Proceeds $12,372,007)	$12,275,875

	Hong Kong – 1.71%
	Distribution / Wholesale – 0.11%
3,529,000	Li & Fung, Ltd.	1,726,606
	Electric - Integrated – 0.87%
357,500	CLP Holdings, Ltd.	3,639,429
1,138,000	Power Assets Holdings, Ltd.	10,142,390
		13,781,819
	Gas - Distribution – 0.73%
5,650,260	Hong Kong & China Gas Co., Ltd.	11,604,964
	Total Hong Kong (Proceeds $24,393,424)	$27,113,389

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2018 Fair Value
	Common Stock – (continued)
	India – 0.74%
	Computer Services – 0.74%
506,220	Infosys, Ltd. - Sponsored ADR	$9,036,027
505,264	Wipro, Ltd. - Sponsored ADR	2,607,162
		11,643,189
	Total India (Proceeds $10,688,695)	$11,643,189

	Japan – 3.35%
	Auto - Cars / Light Trucks – 0.92%
111,018	Toyota Motor Corp. - Sponsored ADR	14,473,417
	Electric - Integrated – 0.62%
266,600	Chubu Electric Power Co., Inc.	3,764,975
468,717	The Kansai Electric Power Co., Inc.	6,020,357
		9,785,332
	Electric Products - Miscellaneous – 0.19%
200,600	Casio Computer Co., Ltd.	2,989,352
	Office Automation & Equipment – 0.65%
284,100	Canon, Inc.	10,285,212
	Photo Equipment & Supplies – 0.27%
240,400	Nikon Corp.	4,282,682
	Retail - Apparel / Shoes – 0.70%
27,400	Fast Retailing Co., Ltd.	11,132,155
	Total Japan (Proceeds $48,442,002)	$52,948,150

	Netherlands – 1.14%
	Semiconductor Equipment – 1.14%
91,071	ASML Holding NV	18,083,058
	Total Netherlands (Proceeds $18,447,113)	$18,083,058

	Sweden – 0.18%
	Networking Products – 0.18%
440,327	Telefonaktiebolaget LM Ericsson - Sponsored ADR	2,818,093
	Total Sweden (Proceeds $2,937,613)	$2,818,093

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		March 31, 2018 Fair Value
	Common Stock – (continued)
	Switzerland – 0.55%
	Electronic Components - Semiconductors – 0.55%
390,898	STMicroelectronics NV	$8,713,116
	Total Switzerland (Proceeds $7,916,536)	$8,713,116

	Taiwan – 0.09%
	Semiconductor Components - Integrated Circuits – 0.09%
530,389	United Microelectronics Corp. - Sponsored ADR	1,373,708
	Total Taiwan (Proceeds $1,263,995)	$1,373,708
	Total Common Stock (Proceeds $711,555,914)	$720,326,895

	Mutual Funds – 2.45%
	United States – 2.45%
	Corporate / Preferred – 1.09%
219,978	Vanguard Short-Term Corporate Bond ETF	17,252,874
	Government / Corporate Short Term – 1.36%
274,973	Vanguard Short-Term Bond ETF	21,568,882
	Total United States (Proceeds $38,761,104)	$38,821,756
	Total Mutual Funds (Proceeds $38,761,104)	$38,821,756
	Total Securities Sold, Not Yet Purchased (Proceeds $750,317,018)	$759,148,651

*	Non-income producing security.
ADR	American Depository Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		March 31, 2018 Unrealized Gain/(Loss) ***
	Swap Contracts - 2.80%
	Total Return Swap Contracts - Unrealized Gain - 3.60%
	United States – 1.32%
	Private Equity - 0.11%
$13,729,723	6/1/2018	KKR & Co., LP.	$1,220,877
		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

8,926,935	6/1/2018	The Blackstone Group LP.	586,854
		Agreement with Morgan Stanley, dated 07/17/2014 to receive the total return of the shares of The Blackstone Group LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

			1,807,731
	Web Portals / ISP - 1.21%
40,335,023	6/1/2018	Alphabet Inc., Class A	19,115,936
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$20,923,667
	Australia - 0.01%
	Commercial Banks - Non-US - 0.01%
(13,521,593)	12/27/2019	Australia and New Zealand Banking Group, Ltd.	137,406
		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$137,406
	Japan - 0.09%
	Electric - Integrated - 0.09%
(5,784,859)	12/24/2019	Tokyo Electric Power Co. Holdings, Inc.	1,380,187
		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$1,380,187

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		March 31, 2018 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	South Korea – 1.61%
	Electronic Components - Semiconductors - 1.61%
$29,101,537	12/28/2018	Samsung Electronics Co., Ltd	$25,425,286
		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.
		.
	Total South Korea		$25,425,286

	Spain – 0.36%
	Food - Retail - 0.08%
(3,998,016)	1/4/2019	Distribuidora Internacional de Alimentacion SA	1,252,435
		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
		.
	Satellite Telecommunications - 0.28%
8,773,233	1/4/2019	Cellnex Telecom SAU	4,428,736
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$5,681,171
	United Kingdom – 0.21%
	Retail - Discount - 0.10%
5,015,966	12/13/2018	B&M European Value Retail SA	1,676,363
		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Retail - Major Dept Store - 0.11%
(8,746,236)	12/13/2018	Marks & Spencer Group PLC - Sponsored ADR	1,741,770
		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC - Sponsored ADR in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$3,418,133
	Total Return Swap Contracts - Unrealized Gain****		$56,965,850

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		March 31, 2018 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (0.80%)
	United States – (0.06%)
	Private Equity - (0.06%)
$10,538,327	6/1/2018	The Carlyle Group, L.P.	$(945,770)
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

	Total United States		$(945,770)
	Australia - (0.21%)
	Commercial Banks - Non-US - (0.02%)
(12,078,996)	12/27/2019	Westpac Banking Corp.	(308,440)
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Food - Retail - (0.19%)
(17,080,164)	12/27/2019	Wesfarmers, Ltd.	(2,001,138)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(13,254,889)	12/27/2019	Woolworths, Ltd.	(1,107,545)
		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

			(3,108,683)
	Total Australia		$(3,417,123)
	Japan - (0.10%)
	Gas - Distribution - (0.01%)
(14,909,770)	12/24/2019	Osaka Gas Co., Ltd.	(154,307)
		Agreement with Morgan Stanley, dated 01/24/2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		March 31, 2018 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Japan - (continued)
	Office Automation & Equipment - (0.09%)
$(3,325,153)	12/24/2019	Konica Minolta, Inc.	$(154,726)
		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(8,281,953)	12/24/2019	Ricoh Co., Ltd.	(1,215,450)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

			(1,370,176)
	Total Japan		$(1,524,483)
	Netherlands – (0.13%)
	Food - Retail - (0.13%)
(9,301,431)	1/4/2019	Koninklijke Ahold Delhaize NV	(2,029,822)
		Agreement with Morgan Stanley, dated 12/30/2013 to deliver the total return of the shares of Koninklijke Ahold Delhaize NV in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Total Netherlands		$(2,029,822)
	Taiwan – (0.20%)
	Computers - Peripheral Equipment - (0.02%)
(8,411,608)	1/25/2019	Innolux Display Corp.	(331,483)
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.13%**.

	Electronic Components - Miscellaneous - (0.10%)
(9,381,374)	1/25/2019	AU Optronics Corp.	(1,580,012)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.75%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

			March 31, 2018
Notional	Maturity		Unrealized
Amount	Date*		Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Taiwan – (continued)
	Semiconductor Components - Integrated Circuits - (0.08%)
$(3,555,423)	1/25/2019	United Microelectronics Corp.	$(1,304,124)
		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Taiwan		$(3,215,619)
	United Kingdom – (0.10%)
	Food - Retail - (0.04%)
(3,425,460)	12/13/2018	Tesco PLC	(640,590)
		Agreement with Morgan Stanley, dated 04/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Apparel / Shoe - (0.06%)
(10,423,234)	12/13/2018	Next PLC	(883,832)
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$(1,524,422)
	Total Return Swap Contracts - Unrealized Loss*****		$(12,657,239)
	Total Swap Contracts, net		$44,308,611

*	Per the terms of the executted swap agreement, no periodic payments were made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**	Financing rate is variable. Rate indicated is as of March 31, 2018
***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason the fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.
****	Includes all Total Return Swap Contracts in a gain position. The unrealized gains on these contracts are included as part of unrealized gain on total return swap contracts in the Statement of Assets and Liabilities.
*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss amounts on these contracts are included as part of unrealized loss on total return swap contracts in the Statement of Assets and Liabilities.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Forward Contracts (Unaudited)

Counterparty	Settlement Date	Currency Sold	Contracts	Currency Bought	Contracts	March 31, 2018 Fair Value
Forward Currency Exchange Contracts - (0.39%)
Buy Contracts - (0.39%)
United States - (0.39%)
Morgan Stanley & Co., LLC	April 2018	CNH	(332,591,299)	USD	46,892,719	$(6,106,732)
Total United States						$(6,106,732)
Total Buy Contracts						$(6,106,732)
Total Forward Currency Exchange Contracts						$(6,106,732)

CNH	Chinese Renminbi Yuan
USD	United States Dollar

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Company’s investment at fair value

Assets: Valuation Inputs
Level 1 - Quoted Prices
Common Stock	$1,944,754,181
Mutual Fund	-
Equity Options	173,551,304

Level 2 - Other Significant Observable Inputs
Convertible Bonds	5,565,209
Total Return Swaps	56,965,850
Forward Contracts	-
Currency Options	128,775

Level 3 - Other Significant Unobservable Inputs	-

Total	$2,180,965,319
Liabilities: Valuation Inputs
Level 1 - Quoted Prices
Common Stock	$720,326,895
Mutual Fund	$38,821,756
Equity Options	-

Level 2 - Other Significant Observable Inputs
Convertible Bonds	-
Total Return Swaps	12,657,239
Forward Contracts	6,106,732
Currency Options	-

Level 3 - Other Significant Unobservable Inputs	-

Total	$777,912,622

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date May 16, 2018

By (Signature and Title)*	/s Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date May 16, 2018

* Print the name and title of each signing officer under his or her signature.